SHARE-BASED PAYMENTS	9 Months Ended
Sep. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
The following table sets forth the total share-based payment expense for the nine and three-month periods ended September 30 in relation to all directors and employees of the Company.

	Nine-month period		Three-month period
	2026	2025	2026	2025
Equity-settled share-based payment expense	1	—	—	—
Total share-based compensation expense	1	—	—	—
Umbrella Incentive Plan
In December 2025, the Remuneration Committee approved the Group's Umbrella Incentive Plan (“Umbrella Plan”). Following the
listing on Nasdaq this plan establishes a flexible, market-aligned framework designed to support retention, reward performance, and align with shareholder interests.
On January 27, 2026, certain operating companies executives were granted long term incentive ("LTI") awards of 439,980 equity-
settled common shares under the Umbrella Plan (assuming maximum achievement). These awards are subject to a market condition tied to an absolute share price target, applicable to the total number of shares granted with vesting scheduled for
December 31, 2027. The fair value of the awards with market performance conditions was determined using a Monte Carlo simulation that takes into account the likelihood of the performance condition being satisfied.
During the nine months period ended September 30, 2026, certain operating companies executives were granted LTI awards of
361,236 equity-settled common shares under the Umbrella Plan (assuming maximum achievement). These awards are subject to a market condition tied to an absolute share price target, applicable to the total number of shares granted with vesting scheduled for December 31, 2028. The fair value of the awards with market performance conditions was determined using a
Monte Carlo simulation that takes into account the likelihood of the performance condition being satisfied.
The following table sets forth the principal assumptions applied by the Group in determining the fair value of issued equity settled share-based payment awards with market performance conditions:

Assumptions affecting inputs to fair value model	Equity-settled
Annual risk-free rates of return and discount rates (%)	3.65%	-	4.81%
Long-term dividend yield (%)			—%
Volatility of share price (%)	47.13%	-	49.80%
Share price (p)	$11.72	-	$14.29
On February 10, 2026, certain directors were granted LTI awards totaling 20,000 equity-settled common shares under the
Umbrella Plan. These awards vested immediately upon grant. Fair value was measured as the market price of the Company's common shares as of the grant date.
During the nine-month period ended September 30, 2026, a total of 20,000 common shares were transferred to the directors in connection with the equity awards that vested in February 2026.